Note 14 - Income Taxes - Computation of Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Income before income taxes	$ 32,548	$ 30,789
Income tax rate	27.00%	27.00%
Expected income tax provision	$ 8,788	$ 8,313
Tax rate differential	172	(83)
Unrecognized deferred tax asset	411	159
Other permanent differences	519	20
Income taxes	$ 9,890	$ 8,409